Grants (Tables)	12 Months Ended
Dec. 31, 2019
Grants
Summary of details of grants

	Thousands of Euros
	31/12/2019	31/12/2018
Capital grants	10,785	11,149
Interest rate grants (preference loans) (See note 21 (d))	592	696
	11,377	11,845